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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management

Address: 1 Gorham Island
        Westport, CT 06880



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    2/9/05
---------------------     ---------------------------      -------------------
    [Signature] [City, State] [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



     COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8
------------------    --------------   --------    --------      ------------------   ----------    --------  --------------------
                                                     VALUE       SHRS OR  SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)      PRN AMT  PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------    --------------   --------    --------      -------  ---  ----   ----------    --------  ----   ------   ----
APPLE COMPUTER INC         OTC EQ     037833100   1,127,000.00     17,500  N    X                     FINE     17,500    0     0
ADC TELECOMMUNI-
  CATIONS INC              OTC EQ     000886101   1,040,170.00    388,123  N    X                     FINE    388,123    0     0
AUTOMATIC DATA
  PROCESSING               COMMON     053015103   4,217,685.00     95,100  N    X                     FINE     95,100    0     0
ALVARION LTD               OTC EQ     M0861T100   2,042,040.00    154,000  N    X                     FINE    154,000    0     0
ANDREW CORP                OTC EQ     034425108   6,515,140.00    478,000  N    X                     FINE    478,000    0     0
ARROW ELECTRONICS
  INC                      COMMON     042735100  10,206,000.00    420,000  N    X                     FINE    420,000    0     0
ACTIVISION INC NEW         OTC EQ     004930202   3,370,060.00    167,000  N    X                     FINE    167,000    0     0
AVAYA INC                  COMMON     053499109  11,506,800.00    669,000  N    X                     FINE    669,000    0     0
AVID TECHNOLOGY INC        OTC EQ     05367P100   4,760,925.00     77,100  N    X                     FINE     77,100    0     0
CABOT MICRO-
  ELECTRONICS  CO          OTC EQ     12709P103   6,331,060.00    158,000  N    X                     FINE    158,000    0     0
CADENCE DESIGN
  SYSTEMS INC              COMMON     127387108   1,830,888.00    132,577  N    X                     FINE    132,577    0     0
CIENA CORP                 OTC EQ     171779101   2,244,480.00    672,000  N    X                     FINE    672,000    0     0
CHECKFREE
  CORP NEW                 OTC EQ     162813109   4,009,824.00    105,300  N    X                     FINE    105,300    0     0
CREDENCE
  SYSTEMS CORP             OTC EQ     225302108   2,635,200.00    288,000  N    X                     FINE    288,000    0     0
DELL INC                   OTC EQ     24702R101  11,462,501.00    272,010  N    X                     FINE    272,010    0     0
DIGITAL VIDEO
  SYSTEMS INC              OTC EQ     25387R407   1,775,413.00  2,738,626  N    X                     FINE  2,738,626    0     0
DST SYSTEMS
  INC-DEL                  COMMON     233326107   2,288,068.00     43,900  N    X                     FINE     43,900    0     0
ECOST.COM INC              OTC EQ     27922W107   4,596,152.00    288,160  N    X                     FINE    288,160    0     0
EMC CORP-MASS              COMMON     268648102  10,646,920.00    716,000  N    X                     FINE    716,000    0     0
FAIRCHILD SEMI-
  CONDUCTOR IN             COMMON     303726103   1,245,516.00     76,600  N    X                     FINE     76,600    0     0
FOUNDRY
  NETWORKS INC             OTC EQ     35063R100   8,461,880.00    643,000  N    X                     FINE    643,000    0     0
FILENET CORP               OTC EQ     316869106   7,354,712.00    285,509  N    X                     FINE    285,509    0     0
GOOGLE INC                 OTC EQ     38259P508  17,736,680.00     92,000  N    X                     FINE     92,000    0     0
GATEWAY INC                COMMON     367626108  12,122,170.00  2,017,000  N    X                     FINE  2,017,000    0     0
GETTY IMAGES INC           COMMON     374276103   5,976,180.00     86,800  N    X                     FINE     86,800    0     0
HEWLETT PACKARD CO         COMMON     428236103  12,011,616.00    572,800  N    X                     FINE    572,800    0     0
IAC/INTERACTIVECORP        OTC EQ     44919P102   7,567,880.00    274,000  N    X                     FINE    274,000    0     0
INTL BUSINESS
  MACHINES COR             COMMON     459200101   9,936,864.00    100,800  N    X                     FINE    100,800    0     0
INFOSYS TECHNO-
  LOGIES LTD               OTC EQ     456788108   6,330,845.00     91,341  N    X                     FINE     91,341    0     0
INTEL CORP                 OTC EQ     458140100  20,232,350.00    865,000  N    X                     FINE    865,000    0     0
KOMAG INC                  OTC EQ     500453204   3,235,794.00    172,300  N    X                     FINE    172,300    0     0
LANTRONIX INC              OTC EQ     516548104   5,734,588.00  5,677,810  N    X                     FINE  5,677,810    0     0
MACROMEDIA INC             OTC EQ     556100105   4,344,352.00    139,600  N    X                     FINE    139,600    0     0
MCAFEE INC                 COMMON     579064106   5,786,000.00    200,000  N    X                     FINE    200,000    0     0
MICROSTRATEGY
  INC CL A                 OTC EQ     594972408   1,100,647.00     18,268  N    X                     FINE     18,268    0     0
NVIDIA CORP                OTC EQ     67066G104  20,261,600.00    860,000  N    X                     FINE    860,000    0     0
ORACLE SYSTEMS CORP        OTC EQ     68389X105  22,179,752.00  1,616,600  N    X                     FINE  1,616,600    0     0
SIEBEL SYSTEMS INC         OTC EQ     826170102  11,544,245.00  1,100,500  N    X                     FINE  1,100,500    0     0
SIGMATEL INC               OTC EQ     82661W107   9,531,100.00    268,255  N    X                     FINE    268,255    0     0
SINA.COM                   OTC EQ     G81477104   6,467,528.00    201,732  N    X                     FINE    201,732    0     0
SERENA SOFTWARE INC        OTC EQ     817492101   5,402,500.00    250,000  N    X                     FINE    250,000    0     0
SUMMUS INC                 OTC EQ     866366107   8,993,205.00 15,373,000  N    X                     FINE 15,373,000    0     0
SYBASE INC                 COMMON     871130100   1,737,645.00     87,100  N    X                     FINE     87,100    0     0
SYMANTEC CORP              OTC EQ     871503108   1,674,400.00     65,000  N    X                     FINE     65,000    0     0
SYNAPTICS INC              OTC EQ     87157D109   1,314,940.00     43,000  N    X                     FINE     43,000    0     0
TEKELEC INC                OTC EQ     879101103   1,289,764.00     63,100  N    X                     FINE     63,100    0     0
THERMO ELECTRON CORP       COMMON     883556102   2,677,853.00     88,700  N    X                     FINE     88,700    0     0
VALUECLICK INC             OTC EQ     92046N102   3,185,870.00    239,000  N    X                     FINE    239,000    0     0
VERISIGN INC               OTC EQ     92343E102   5,661,600.00    168,500  N    X                     FINE    168,500    0     0
WITNESS SYS INC            OTC EQ     977424100   9,515,700.00    545,000  N    X                     FINE    545,000    0     0